Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Short-term benefits	£ 18,124	£ 18,718
Share-based payments	2,491	3,249
Post-employment benefits	380	474
Director
Related party transactions
Short-term benefits	6,329	6,057
Share-based payments	549	609
Total Directors' remuneration	6,878	6,666
Post-employment benefits	0	0
Non-executive directors
Related party transactions
Short-term benefits	1,641	1,708
Chairman and executive directors
Related party transactions
Short-term benefits	£ 4,688	£ 4,349